Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 609,850	$ 1,029,490	$ 1,766,645
Prepayments and other assets	(15,852)	(22,844)
Equity in earnings of subsidiaries	(610,318)	(1,029,870)	(1,794,702)
NET CASH USED IN OPERATING ACTIVITIES	(16,320)	(23,225)	(28,057)
Proceeds from a related party	16,000	23,016	28,780
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,000	23,016	28,780
CHANGES IN CASH	(320)	(209)	723
CASH, BEGINNING OF YEAR	514	723
CASH, END OF YEAR	$ 194	$ 514	$ 723